Quarterly portfolio holdings
John Hancock
Equity Income Fund
U.S. equity
May 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-25 (unaudited)
	Shares	Value
Common stocks 98.1%		$311,686,110
(Cost $216,585,337)
Communication services 3.3%		10,411,980
Diversified telecommunication services 0.4%
AT&T, Inc.	12,958	360,232
Verizon Communications, Inc.	17,696	777,916
Entertainment 1.1%
The Walt Disney Company	32,267	3,647,462
Media 1.8%
Comcast Corp., Class A	53,170	1,838,087
News Corp., Class A	134,146	3,788,283
Consumer discretionary 2.1%		6,764,224
Broadline retail 0.0%
Kohl’s Corp. (A)	13,131	106,755
Hotels, restaurants and leisure 1.1%
Las Vegas Sands Corp.	83,248	3,426,488
Leisure products 0.4%
Mattel, Inc. (B)	60,788	1,151,325
Specialty retail 0.6%
The Home Depot, Inc.	2,698	993,646
The TJX Companies, Inc.	8,558	1,086,010
Consumer staples 9.5%		30,136,454
Beverages 0.1%
Keurig Dr. Pepper, Inc.	6,522	219,596
Consumer staples distribution and retail 1.5%
Dollar General Corp.	11,926	1,159,804
Walmart, Inc.	37,293	3,681,565
Food products 1.1%
Conagra Brands, Inc.	49,931	1,142,921
Tyson Foods, Inc., Class A	44,315	2,488,730
Household products 3.3%
Colgate-Palmolive Company	34,468	3,203,456
Kimberly-Clark Corp.	43,225	6,214,026
The Procter & Gamble Company	6,136	1,042,445
Personal care products 1.6%
Kenvue, Inc.	206,293	4,924,214
Tobacco 1.9%
Philip Morris International, Inc.	33,555	6,059,697
Energy 9.1%		29,049,698
Energy equipment and services 0.6%
Schlumberger, Ltd.	64,315	2,125,611
Oil, gas and consumable fuels 8.5%
Chevron Corp.	1,763	241,002
ConocoPhillips	44,270	3,778,445
EOG Resources, Inc.	7,477	811,778
EQT Corp.	35,226	1,942,009
Expand Energy Corp.	14,728	1,710,363
Exxon Mobil Corp.	43,540	4,454,142
Hess Corp.	8,094	1,069,946
Phillips 66	11,388	1,292,310
South Bow Corp.	57,845	1,499,287
South Bow Corp. (New York Stock Exchange)	9,455	245,830
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Suncor Energy, Inc.	32,893	$1,169,346
TC Energy Corp.	30,218	1,530,240
The Williams Companies, Inc.	31,555	1,909,393
TotalEnergies SE	89,522	5,269,996
Financials 23.6%		74,830,223
Banks 9.6%
Bank of America Corp.	74,659	3,294,702
Citigroup, Inc.	72,240	5,441,117
Fifth Third Bancorp	76,531	2,922,719
Huntington Bancshares, Inc.	242,164	3,785,023
JPMorgan Chase & Co.	21,369	5,641,416
U.S. Bancorp	61,365	2,674,900
Wells Fargo & Company	88,990	6,654,672
Capital markets 2.8%
Morgan Stanley	4,598	588,682
State Street Corp.	16,115	1,551,552
The Charles Schwab Corp.	75,012	6,626,560
Financial services 2.9%
Apollo Global Management, Inc.	5,541	724,153
Corebridge Financial, Inc.	31,793	1,036,770
Equitable Holdings, Inc.	87,481	4,625,120
Fiserv, Inc. (B)	16,256	2,646,314
Global Payments, Inc.	1,000	75,610
Insurance 8.3%
American International Group, Inc.	56,666	4,796,210
Chubb, Ltd.	20,081	5,968,073
Loews Corp.	35,883	3,203,993
MetLife, Inc.	86,562	6,802,042
The Allstate Corp.	5,258	1,103,496
The Hartford Insurance Group, Inc.	35,945	4,667,099
Health care 13.5%		42,952,256
Biotechnology 0.4%
AbbVie, Inc.	3,404	633,518
Biogen, Inc. (B)	5,501	713,975
Health care equipment and supplies 3.8%
Becton, Dickinson and Company	25,908	4,471,462
GE HealthCare Technologies, Inc.	3,967	279,832
Medtronic PLC	36,030	2,989,769
Zimmer Biomet Holdings, Inc.	47,561	4,383,697
Health care providers and services 5.2%
Cardinal Health, Inc.	1,869	288,648
Centene Corp. (B)	6,978	393,838
CVS Health Corp.	60,019	3,843,617
Elevance Health, Inc.	15,274	5,862,772
Humana, Inc.	1,540	359,020
The Cigna Group	10,767	3,409,263
UnitedHealth Group, Inc.	8,160	2,463,586
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	3,470	1,397,785
Pharmaceuticals 3.6%
AstraZeneca PLC, ADR	28,966	2,109,594
Bristol-Myers Squibb Company	27,279	1,317,030
Johnson & Johnson	14,071	2,183,960
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	3

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	7,614	$585,060
Pfizer, Inc.	27,682	650,250
Sanofi SA	21,949	2,173,849
Sanofi SA, ADR	4,794	236,680
Viatris, Inc.	250,859	2,205,051
Industrials 15.1%		47,877,653
Aerospace and defense 5.6%
General Electric Company	27,856	6,850,071
L3Harris Technologies, Inc.	25,158	6,147,106
The Boeing Company (B)	22,340	4,631,529
Air freight and logistics 0.8%
United Parcel Service, Inc., Class B	25,068	2,445,133
Electrical equipment 1.1%
GE Vernova, Inc.	3,172	1,500,293
Rockwell Automation, Inc.	6,743	2,127,754
Ground transportation 1.5%
CSX Corp.	87,467	2,763,083
Norfolk Southern Corp.	7,635	1,886,761
Industrial conglomerates 1.6%
3M Company	5,957	883,721
Siemens AG	17,899	4,305,125
Machinery 3.1%
AGCO Corp.	15,035	1,473,129
Cummins, Inc.	6,193	1,990,926
Fortive Corp.	38,936	2,732,918
Stanley Black & Decker, Inc.	55,641	3,640,591
Passenger airlines 1.0%
Southwest Airlines Company	98,427	3,285,493
Trading companies and distributors 0.4%
Ferguson Enterprises, Inc.	6,658	1,214,020
Information technology 8.8%		27,930,254
Communications equipment 0.2%
Cisco Systems, Inc.	7,237	456,220
Electronic equipment, instruments and components 0.6%
TE Connectivity PLC	12,652	2,025,206
IT services 0.9%
Accenture PLC, Class A	9,016	2,856,449
Semiconductors and semiconductor equipment 4.1%
Advanced Micro Devices, Inc. (B)	8,762	970,216
Applied Materials, Inc.	11,917	1,867,990
Intel Corp.	56,448	1,103,558
Qualcomm, Inc.	40,487	5,878,712
Texas Instruments, Inc.	17,641	3,225,657
Software 2.2%
Adobe, Inc. (B)	4,044	1,678,624
Microsoft Corp.	10,106	4,652,398
Salesforce, Inc.	2,268	601,859
Technology hardware, storage and peripherals 0.8%
Samsung Electronics Company, Ltd.	64,404	2,613,365
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials 3.3%		$10,416,334
Chemicals 1.5%
CF Industries Holdings, Inc.	54,126	4,909,769
Containers and packaging 1.4%
International Paper Company	92,194	4,407,795
Paper and forest products 0.4%
West Fraser Timber Company, Ltd.	14,933	1,098,770
Real estate 4.0%		12,787,463
Industrial REITs 0.6%
Rexford Industrial Realty, Inc.	50,358	1,774,616
Residential REITs 1.7%
Equity Residential	70,923	4,974,539
Sun Communities, Inc.	3,800	469,072
Specialized REITs 1.7%
Rayonier, Inc.	75,427	1,787,620
Weyerhaeuser Company	145,952	3,781,616
Utilities 5.8%		18,529,571
Electric utilities 2.9%
NextEra Energy, Inc.	29,874	2,110,299
PG&E Corp.	5,873	99,136
The Southern Company	72,692	6,542,280
Xcel Energy, Inc.	6,687	468,759
Multi-utilities 2.9%
Ameren Corp.	41,280	3,999,206
Dominion Energy, Inc.	43,444	2,461,971
NiSource, Inc.	1,983	78,408

Sempra	35,240	2,769,512
Preferred securities 1.3%		$4,159,707
(Cost $4,289,584)
Consumer discretionary 0.6%		1,802,595
Automobiles 0.6%
Dr. Ing. h.c. F. Porsche AG (C)	3,588	173,061
Volkswagen AG	15,050	1,629,534
Industrials 0.5%		1,689,530
Aerospace and defense 0.5%
The Boeing Company, 6.000%	25,097	1,689,530
Utilities 0.2%		667,582
Electric utilities 0.2%
NextEra Energy, Inc., 6.926%	16,765	667,582

	Yield (%)	Shares	Value
Short-term investments 0.4%			$1,078,812
(Cost $1,078,808)
Short-term funds 0.4%			1,078,812
John Hancock Collateral Trust (D)	4.2439(E)	10,623	106,258
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2490(E)	450,253	450,253
T. Rowe Price Government Reserve Fund	4.3483(E)	522,301	522,301

Total investments (Cost $221,953,729) 99.8%	$316,924,629
Other assets and liabilities, net 0.2%	785,242
Total net assets 100.0%	$317,709,871

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	5

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 5-31-25. The value of securities on loan amounted to $103,716.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 5-31-25.
The fund had the following country composition as a percentage of net assets on 5-31-25:
United States	88.1%
Ireland	2.5%
France	2.4%
Germany	1.9%
Switzerland	1.9%
Canada	1.7%
Other countries	1.5%
TOTAL	100.0%
6	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$10,411,980	$10,411,980	—	—
Consumer discretionary	6,764,224	6,764,224	—	—
Consumer staples	30,136,454	30,136,454	—	—
Energy	29,049,698	23,779,702	$5,269,996	—
Financials	74,830,223	74,830,223	—	—
Health care	42,952,256	40,778,407	2,173,849	—
Industrials	47,877,653	43,572,528	4,305,125	—
Information technology	27,930,254	25,316,889	2,613,365	—
Materials	10,416,334	10,416,334	—	—
Real estate	12,787,463	12,787,463	—	—
Utilities	18,529,571	18,529,571	—	—
Preferred securities
Consumer discretionary	1,802,595	—	1,802,595	—
Industrials	1,689,530	1,689,530	—	—
Utilities	667,582	667,582	—	—
Short-term investments	1,078,812	1,078,812	—	—
Total investments in securities	$316,924,629	$300,759,699	$16,164,930	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	10,623	$6,404,184	$168,852,859	$(175,153,588)	$4,822	$(2,019)	$32,570	—	$106,258
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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